2. GOING CONCERN (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Going Concern Details Narrative
Working capital deficiency	$ 1,268,873
Stockholders Deficit	1,225,682	1,201,402	1,134,416
Net Cash Used In Operating Activities	$ 904,559	$ 800,154